Restatement of previously issued consolidated financial statements (Narrative) (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Restatement Of Previously Issued Consolidated Financial Statements [Abstract]
Description of put liability	The put was initially determined to have $nil value for the purposes of the Company's financial statements however management has now determined that the put liability should have been initially recorded at the gross amount that the Company would have an obligation to pay should it be triggered at any time during its 8.5 year term, discounted at an appropriate discount rate.
Discount rate on put liability	23.00%
Present value put upon issuance	$ 520,426